Shareholder Report, Average Annual Return (Details)		12 Months Ended	38 Months Ended	60 Months Ended	76 Months Ended	82 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
PGIM Global Real Estate Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		22.27%		(0.07%)			2.87%
PGIM Global Real Estate Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		27.44%		0.37%			2.79%
PGIM Global Real Estate Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		29.01%		0.84%			3.26%
PGIM Global Real Estate Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		29.89%		1.48%			3.88%
PGIM Global Real Estate Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		29.49%		1.11%		3.54%
PGIM Global Real Estate Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		29.84%		1.37%		3.81%
PGIM Global Real Estate Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		30.09%		1.62%			4.03%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		25.67%	(8.62%)
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		30.81%	(7.67%)
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		33.21%	(6.71%)
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		33.27%	(6.69%)
PGIM Jennison NextGeneration Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		28.94%	(10.60%)
PGIM Jennison NextGeneration Global Opportunities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		34.38%	(9.68%)
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		36.79%	(8.74%)
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		36.98%	(8.70%)
PGIM Jennison Technology Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		52.75%		20.65%	17.93%
PGIM Jennison Technology Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		59.35%		21.12%	18.10%
PGIM Jennison Technology Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		62.01%		22.33%	19.30%
PGIM Jennison Technology Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		62.12%		22.39%	19.34%
Without Sales Load [Member] | PGIM Global Real Estate Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		29.39%		1.06%			3.45%
Without Sales Load [Member] | PGIM Global Real Estate Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		28.44%		0.37%			2.79%
Without Sales Load [Member] | PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		32.98%	(6.96%)
Without Sales Load [Member] | PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		31.81%	(7.67%)
Without Sales Load [Member] | PGIM Jennison NextGeneration Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		36.45%	(8.97%)
Without Sales Load [Member] | PGIM Jennison NextGeneration Global Opportunities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		35.38%	(9.68%)
Without Sales Load [Member] | PGIM Jennison Technology Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		61.64%		22.03%	18.98%
Without Sales Load [Member] | PGIM Jennison Technology Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		60.35%		21.12%	18.10%
MSCI All Country World exUS ND Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US ND Index
Average Annual Return, Percent	[1]	24.33%	1.23%
MSCI All Country World ND Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ND Index
Average Annual Return, Percent	[1]	32.79%	5.46%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02% [1]		15.27% [1]	14.33% [1]	13.65%	13.00%
FTSE EPRA/NAREIT Developed Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Net Index
Average Annual Return, Percent		28.46%		(0.15%)		2.07%	2.86%
MSCI All Country World ex USA Small Mid Cap Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Mid Cap Net Index
Average Annual Return, Percent		23.10%	(1.27%)
MSCI All Country World Small Mid Cap ND Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Small Mid Cap ND Index
Average Annual Return, Percent		29.01%	0.83%
MSCI All Country World Information Technology Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Information Technology Net Index
Average Annual Return, Percent		48.33%		21.53%	19.65%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.